UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-07168
                                                     ---------

                               The Henlopen Fund
                               -----------------
               (Exact name of registrant as specified in charter)

                   Longwood Corporate Center South, Suite 213
                               415 McFarlan Road
                       Kennett Square, Pennsylvania 19348
                              --------------------
              (Address of principal executive offices) (Zip code)

                               Michael L. Hershey
                   Longwood Corporate Center South, Suite 213
                               415 McFarlan Road
                           Kennett Square, PA  19348
                               ------------------
                    (Name and address of agent for service)

                                 (610)925-0400
                                 -------------
               Registrant's telephone number, including area code


Date of fiscal year end: JUNE 30
                         ----------------

Date of reporting period: MARCH 31, 2005
                          --------------


Item 1. Schedule of Investments.

                               THE HENLOPEN FUND

                            SCHEDULE OF INVESTMENTS
                           March 31, 2005 (Unaudited)


    SHARES                                                         VALUE
    ------                                                         -----

LONG-TERM INVESTMENTS -- 88.1% (A)<F2>
COMMON STOCKS -- 85.0% (A)<F2>

             AEROSPACE & DEFENSE -- 0.8%
     75,000  ARGON ST, Inc.*<F1>                               $  2,475,000

             APPAREL & SHOES -- 0.9%
    125,000  Wolverine World Wide, Inc.                           2,678,750

             AUTO & TRUCK RELATED -- 1.8%
    400,000  Amerigon Inc.*<F1>                                   1,664,000
    106,900  Coast Distribution System, Inc.                        696,988
    200,000  Rush Enterprises, Inc.*<F1>                          3,136,000
                                                               ------------
                                                                  5,496,988
             BASIC MATERIALS -- 2.0%
     25,000  Cleveland-Cliffs Inc.                                1,821,750
    150,000  Oregon Steel Mills, Inc.*<F1>                        3,450,000
     82,000  Universal Stainless & Alloy Products, Inc.*<F1>      1,151,280
                                                               ------------
                                                                  6,423,030
             BIOTECHNOLOGY -- 2.5%
    100,000  Celgene Corp.*<F1>                                   3,405,000
     50,000  Martek Biosciences Corp.*<F1>                        2,909,500
    200,000  OXiGENE, Inc.*<F1>                                     816,000
    200,000  StemCells, Inc.*<F1>                                   630,000
                                                               ------------
                                                                  7,760,500
             BUSINESS SERVICES -- 2.9%
    175,000  Infocrossing, Inc.*<F1>                              2,772,000
    200,000  Marchex, Inc. Cl B*<F1>                              3,728,000
     75,000  ProQuest Co.*<F1>                                    2,711,250
                                                               ------------
                                                                  9,211,250
             COAL -- 1.5%
    100,000  CONSOL Energy Inc.                                   4,702,000

             COMMUNICATIONS SERVICES -- 1.4%
     85,000  America Movil S.A. de C.V. ADR Series L              4,386,000

             CONSTRUCTION SERVICES -- 5.9%
    100,000  Chicago Bridge & Iron Co. N.V. - NYS                 4,403,000
    135,000  Comstock Homebuilding Companies, Inc.*<F1>           2,874,150
     30,000  Jacobs Engineering Group Inc.*<F1>                   1,557,600
     25,000  KB Home, Inc.                                        2,936,500
     45,000  Standard Pacific Corp.                               3,248,550
     75,000  Washington Group International, Inc.*<F1>            3,374,250
                                                               ------------
                                                                 18,394,050
             ENERGY/SERVICES -- 2.2%
    200,000  Energy Conversion Devices, Inc.*<F1>                 4,546,000
     30,000  Valero Energy Corp.                                  2,198,100
                                                               ------------
                                                                  6,744,100
             FINANCIAL SERVICES -- 6.9%
     80,000  Commercial Capital Bancorp, Inc.                     1,628,000
    100,000  Franklin Bank Corp.*<F1>                             1,725,000
     75,000  North Fork Bancorporation, Inc.                      2,080,500
    185,000  Pacific Premier Bancorp, Inc.*<F1>                   2,035,000
     50,000  PrivateBancorp, Inc.                                 1,570,500
    225,000  Sanders Morris Harris Group Inc.                     4,068,000
     37,500  Shore Bancshares, Inc.                               1,166,250
    100,000  Texas Capital Bancshares, Inc.*<F1>                  2,100,000
    108,793  Texas United Bancshares, Inc.                        1,958,274
     60,000  WSFS Financial Corp.                                 3,153,600
                                                               ------------
                                                                 21,485,124
             FURNITURE -- 0.9%
     60,000  Stanley Furniture Company, Inc.                      2,836,800

             HEALTHCARE PRODUCTS -- 3.0%
    250,000  Access Pharmaceuticals, Inc.*<F1>                      622,500
    310,000  Bioveris Corp.*<F1>                                  1,636,800
    150,000  Cantel Medical Corp.*<F1>                            4,344,000
    300,000  Neurometrix Inc.*<F1>                                2,865,000
                                                               ------------
                                                                  9,468,300
             HEALTHCARE SERVICES -- 1.5%
     50,000  Caremark Rx, Inc.*<F1>                               1,989,000
     75,000  SFBC International, Inc.*<F1>                        2,643,000
                                                               ------------
                                                                  4,632,000
             LEISURE/ENTERTAINMENT -- 6.6%
     90,000  Gaylord Entertainment Co.*<F1>                       3,636,000
     50,000  Harrah's Entertainment, Inc.                         3,229,000
    125,000  Isle of Capri Casinos, Inc.*<F1>                     3,317,500
    229,300  Nevada Gold & Casinos, Inc.*<F1>                     2,935,040
    100,000  Penn National Gaming, Inc.*<F1>                      2,938,000
     75,000  Steiner Leisure Ltd.*<F1>                            2,451,750
    300,300  WestCoast Hospitality Corp.*<F1>                     2,087,085
                                                               ------------
                                                                 20,594,375
             MACHINERY -- 1.6%
     60,000  Bucyrus International, Inc.                          2,343,600
     60,000  Terex Corp.*<F1>                                     2,598,000
                                                               ------------
                                                                  4,941,600
             METALS -- 3.6%
    100,000  Allegheny Technologies, Inc.                         2,411,000
    100,000  Cameco Corp.                                         4,424,000
     10,000  Rio Tinto PLC - SP-ADR                               1,297,500
    360,000  Western Silver Corp.*<F1>                            3,286,800
                                                               ------------
                                                                 11,419,300
             MISCELLANEOUS MANUFACTURING -- 3.9%
     81,500  Ampex Corp.*<F1>                                     3,247,775
    200,000  Axsys Technologies, Inc.*<F1>                        4,492,000
     25,000  Intuitive Surgical, Inc.*<F1>                        1,136,750
     80,000  Manitowoc Company, Inc.                              3,231,200
                                                               ------------
                                                                 12,107,725
             OIL & GAS EXPLORATION/PRODUCTION -- 17.8%
    150,000  ATP Oil & Gas Corp.*<F1>                             3,246,000
     90,000  Burlington Resources Inc.                            4,506,300
    125,000  Chesapeake Energy Corp.                              2,742,500
     30,000  Cimarex Energy Co.*<F1>                              1,170,000
    100,000  EOG Resources, Inc.                                  4,874,000
     50,000  Helmerich & Payne, Inc.                              1,984,500
    200,000  KCS Energy, Inc.*<F1>                                3,072,000
     40,000  Kerr-McGee Corp.                                     3,133,200
    100,000  McMoRan Exploration Co.*<F1>                         2,010,000
     35,000  Murphy Oil Corp.                                     3,455,550
     50,000  Noble Energy, Inc.                                   3,401,000
     25,000  Occidental Petroleum Corp.                           1,779,250
     90,000  Pioneer Natural Resources Co.                        3,844,800
     75,000  Plains Exploration & Production Co.*<F1>             2,617,500
    100,000  Quicksilver Resources Inc.*<F1>                      4,873,000
     50,000  Southwestern Energy Co.*<F1>                         2,838,000
     90,000  Suncor Energy, Inc.                                  3,618,900
     40,000  Unocal Corp.                                         2,467,600
                                                               ------------
                                                                 55,634,100
             OILFIELD PRODUCTS/SERVICES -- 5.8%
     70,000  ENSCO International Inc.                             2,636,200
    600,000  Grey Wolf, Inc.*<F1>                                 3,948,000
    125,000  NS Group, Inc.*<F1>                                  3,926,250
    300,000  Pioneer Drilling Co.*<F1>                            4,131,000
     50,000  Schlumberger Ltd.                                    3,524,000
                                                               ------------
                                                                 18,165,450
             PHARMACEUTICALS -- 0.3%
     20,000  American Pharmaceutical Partners, Inc.*<F1>          1,034,800

             REAL ESTATE -- 1.0%
     45,000  The St. Joe Co.                                      3,028,500

             RESTAURANTS -- 0.8%
    245,000  Rubio's Restaurants, Inc.*<F1>                       2,450,000

             RETAILING -- 2.9%
    100,000  Genesco Inc.*<F1>                                    2,842,000
     60,000  J.C. Penney Company, Inc. (Holding Co.)              3,115,200
    100,000  MarineMax, Inc.*<F1>                                 3,118,000
                                                               ------------
                                                                  9,075,200
             SEMICONDUCTORS/RELATED -- 0.9%
     70,000  Rambus Inc.*<F1>                                     1,054,900
    175,000  Semitool, Inc.*<F1>                                  1,785,000
                                                               ------------
                                                                  2,839,900
             SOFTWARE & RELATED SERVICES -- 3.3%
     85,000  CheckFree Corp.*<F1>                                 3,464,600
     50,000  Computer Programs and Systems, Inc.                  1,404,000
    100,000  Eclipsys Corp.*<F1>                                  1,548,000
    400,000  Forgent Networks, Inc.*<F1>                            848,000
    500,000  Novell, Inc.*<F1>                                    2,980,000
                                                               ------------
                                                                 10,244,600
             TRANSPORTATION -- 2.3%
     25,000  Frontline Ltd.                                       1,225,000
    125,000  Golar LNG Ltd.*<F1>                                  1,593,750
     25,000  Teekay Shipping Corp.                                1,123,750
     30,000  Tsakos Energy Navigation Ltd.                        1,320,900
    300,000  World Air Holdings, Inc.*<F1>                        2,064,000
                                                               ------------
                                                                  7,327,400
                                                               ------------
               Total common stocks (Cost $242,167,287)          265,556,842

MUTUAL FUNDS -- 1.3% (A)<F2>
     45,000  Fording Canadian Coal Trust                          4,134,600
                                                               ------------
               Total mutual funds (Cost $3,796,962)               4,134,600

REITS -- 1.8% (A)<F2>
    400,000  ECC Capital Corp.*<F1>                               2,400,000
     70,000  New Century Financial Corp.                          3,277,400
                                                               ------------
               Total reits (Cost $6,861,297)                      5,677,400
                                                               ------------
               Total long-term investments                      275,368,842
                 (Cost $252,825,546)

Principal Amount
----------------
SHORT-TERM INVESTMENTS -- 10.3% (A)<F2>

             COMMERCIAL PAPER -- 7.7%
$24,000,000  Prudential Funding LLC,
               2.55%-2.65%, due 4/01/05                          24,000,000
                                                               ------------
               Total commercial paper
                 (Cost $24,000,000)                              24,000,000

             VARIABLE RATE DEMAND NOTE -- 2.6%
  8,276,135  U.S. Bank, N.A., 2.60%                               8,276,135
                                                               ------------
               Total variable rate demand note
                 (Cost $8,276,135)                                8,276,135
                                                               ------------
               Total short-term investments
                 (Cost $32,276,135)                              32,276,135
                                                               ------------
               Total investments - 98.4%
                 (Cost $285,101,681)                            307,644,977
                                                               ------------
             Cash and receivables, less
               liabilities 1.6% (A)<F2>                           4,920,752
                                                               ------------
             TOTAL NET ASSETS - 100.0%                         $312,565,729
                                                               ------------
                                                               ------------

*<F1>     Non-income producing security.
(A)<F2> Percentages for the various classifications relate to net assets. ADR -- American Depository Receipts
N.V. -- Netherlands Antilles Limited Liability Corp.
NYS -- NY Registered Shares

Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) The Henlopen Fund
                   -------------------

     By (Signature and Title)  /s/Michael L. Hershey
                               ---------------------------
                               Michael L. Hershey, President

     Date  May 25, 2005
           ------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)      /s/Michael L. Hershey
                                   ---------------------------
                                   Michael L. Hershey, President

     Date  May 25, 2005
           ------------

     By (Signature and Title)      /s/Michael L. Hershey
                                   ------------------------
                                   Michael L. Hershey, Treasurer

     Date  May 25, 2005
           ------------